Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LKCM Funds
Entity Central Index Key	0000918942
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
LKCM Small Cap Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Small Cap Equity Fund
Class Name	LKCM Small Cap Equity Fund
Trading Symbol	LKSCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Small Cap Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small Cap Equity Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.lkcmfunds.com/lkcmfund/lkcm-small-cap-equity-fund/ for recent performance information.
Net Assets	$ 263,034,721
Holdings Count | $ / shares	79
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$263,034,721
Number of Holdings	79
Portfolio Turnover	16%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrials	19.6%
Financials	15.2%
Information Technology	13.1%
Consumer Discretionary	10.5%
Health Care	10.2%
Cash & Other	9.9%
Energy	7.0%
Materials	5.8%
Consumer Staples	4.9%
Communication Services	2.7%
Real Estate	1.1%

Top 10 Issuers	(% of Net Assets)
BellRing Brands, Inc.	2.2%
Medpace Holdings, Inc.	2.1%
CSW Industrials, Inc.	2.1%
Q2 Holdings, Inc.	1.9%
ESAB Corp.	1.9%
Altair Engineering, Inc. - Class A	1.9%
Primo Water Corp.	1.8%
Palomar Holdings Inc.	1.7%
Crocs Inc.	1.7%
Hawkins Inc.	1.7%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature
LKCM Small-Mid Cap Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Small-Mid Cap Equity Fund
Class Name	LKCM Small-Mid Cap Equity Fund
Trading Symbol	LKSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Small-Mid Cap Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Small-Mid Cap Equity Fund	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.lkcmfunds.com/lkcmfund/lkcm-small-mid-cap-equity-fund/ for recent performance information.
Net Assets	$ 32,900,605
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$32,900,605
Number of Holdings	56
Portfolio Turnover	20%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrials	24.8%
Financials	16.1%
Information Technology	14.4%
Consumer Discretionary	10.1%
Health Care	9.1%
Energy	6.4%
Real Estate	5.1%
Cash & Other	4.8%
Materials	4.7%
Consumer Staples	3.1%
Communication Services	1.4%

Top 10 Issuers	(% of Net Assets)
Q2 Holdings, Inc.	3.4%
Enovis Corp.	3.1%
Murphy USA, Inc.	2.5%
Palomar Holdings, Inc.	2.4%
Tower Semiconductor Ltd.	2.3%
Altair Engineering, Inc. - Class A	2.2%
Permian Resources Corp.	2.2%
CSW Industrials, Inc.	2.2%
Ensign Group, Inc.	2.2%
Natera Inc.	2.1%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature
LKCM Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Equity Fund
Class Name	LKCM Equity Fund
Trading Symbol	LKEQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM.
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Equity Fund	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.lkcmfunds.com/lkcmfund/lkcm-equity-fund/ for recent performance information.
Net Assets	$ 519,551,583
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$519,551,583
Number of Holdings	56
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	26.7%
Industrials	22.5%
Health Care	13.3%
Materials	6.9%
Energy	6.8%
Consumer Discretionary	6.3%
Financials	5.8%
Consumer Staples	5.5%
Communication Services	3.9%
Cash & Other	2.3%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.4%
Apple Inc.	3.9%
Alphabet, Inc. - Class A	3.8%
NVIDIA Corp.	3.6%
Oracle Corp.	3.3%
Waste Connections, Inc.	3.0%
JPMorgan Chase & Co.	2.6%
FTAI Aviation Ltd.	2.6%
Ecolab, Inc.	2.5%
ConocoPhillips	2.2%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature
LKCM Balanced Fund
Shareholder Report [Line Items]
Fund Name	LKCM Balanced Fund
Class Name	LKCM Balanced Fund
Trading Symbol	LKBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Balanced Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Balanced Fund	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Updated Performance Information Location [Text Block]	Visit https://www.lkcmfunds.com/lkcmfund/lkcm-balanced-fund/ for recent performance information.
Net Assets	$ 116,023,005
Holdings Count | $ / shares	140
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$116,023,005
Number of Holdings	140
Portfolio Turnover	7%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	20.5%
Industrials	14.8%
Health Care	13.5%
Financials	9.7%
Consumer Staples	9.4%
Energy	8.0%
Materials	8.0%
Consumer Discretionary	6.7%
Communication Services	5.3%
Cash & Other	4.1%

Security Type	(% of Net Assets)
Common Stocks	68.8%
Corporate Bonds	29.6%
Real Estate Investment Trusts	0.9%
Short-Term Investments	0.5%
Cash & Other	0.2%

Top 10 Issuers	(% of Net Assets)
Apple Inc.	3.1%
Microsoft Corp.	2.8%
Oracle Corp.	2.6%
Amazon.com, Inc.	2.6%
NVIDIA Corp.	2.4%
Alphabet Inc. - Class C	2.2%
Home Depot, Inc.	1.9%
Walmart, Inc.	1.9%
Thermo Fisher Scientific, Inc.	1.8%
Colgate-Palmolive Co.	1.8%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature
LKCM Fixed Income Fund
Shareholder Report [Line Items]
Fund Name	LKCM Fixed Income Fund
Class Name	LKCM Fixed Income Fund
Trading Symbol	LKFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Fixed Income Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Fixed Income Fund	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Updated Performance Information Location [Text Block]	Visit https://www.lkcmfunds.com/lkcmfund/lkcm-fixed-income-fund/ for recent performance information.
Net Assets	$ 273,908,823
Holdings Count | $ / shares	97
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$273,908,823
Number of Holdings	97
Portfolio Turnover	14%
Average Credit Quality	AAA
Effective Duration	3.3 yrs
30-Day SEC Yield	4.37%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
U.S. Government Sponsored Entities	24.3%
Industrials	12.1%
Health Care	11.1%
Information Technology	10.8%
Government Bonds	9.2%
Energy	8.3%
Consumer Discretionary	5.1%
Financials	4.3%
Communication Services	3.8%
Cash and Other	3.5%
Consumer Staples	2.8%
Real Estate	2.4%
Materials	2.3%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	3.1%
Intuit Inc.	2.8%
Emerson Electric Co.	2.7%
Kinder Morgan Inc.	2.6%
Danaher Corp.	2.0%
Trimble Inc.	1.9%
Tractor Supply Co.	1.8%
Federal Home Loan Bank	1.8%
Ball Corp.	1.6%
AT&T Inc.	1.5%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature
LKCM International Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM International Equity Fund
Class Name	LKCM International Equity Fund
Trading Symbol	LKINX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM International Equity Fund for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lkcmfunds.com/literature. You can also request this information by contacting us at 1-800-688-LKCM.
Additional Information Phone Number	1-800-688-LKCM
Additional Information Website	https://www.lkcmfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM International Equity Fund	$51	1.00%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.lkcmfunds.com/lkcmfund/lkcm-international-equity-fund/ for recent performance information.
Net Assets	$ 61,500,914
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$61,500,914
Number of Holdings	46
Portfolio Turnover	10%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Industrials	22.6%
Financials	16.0%
Information Technology	13.9%
Consumer Discretionary	11.6%
Health Care	8.8%
Consumer Staples	8.0%
Energy	6.2%
Materials	5.7%
Communication Services	4.3%
Cash & Other	2.9%

Top 10 Issuers	(% of Net Assets)
SAP SE	3.7%
ASML Holding NV	3.6%
ABB Ltd.	2.8%
Air Liquide SA	2.8%
Alcon, Inc.	2.7%
Shell PLC	2.6%
Euronext NV	2.6%
Barclays PLC	2.6%
Rentokil Initial PLC	2.5%
ING Groep NV	2.5%

Top Ten Countries	(% of Net Assets)
United Kingdom	23.2%
France	13.8%
Germany	13.6%
Switzerland	11.7%
Netherlands	11.0%
Canada	6.0%
Japan	3.6%
Australia	3.1%
Spain	2.2%
Ireland	2.0%

Updated Prospectus Web Address	https://www.lkcmfunds.com/literature
LKCM Aquinas Catholic Equity Fund
Shareholder Report [Line Items]
Fund Name	LKCM Aquinas Catholic Equity Fund
Class Name	LKCM Aquinas Catholic Equity Fund
Trading Symbol	AQEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the LKCM Aquinas Catholic Equity Fund (the “Fund”) for the period of January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aquinasfunds.com/applications-documents/. You can also request this information by contacting us at 1-800-423-6369.
Additional Information Phone Number	1-800-423-6369
Additional Information Website	https://www.aquinasfunds.com/applications-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LKCM Aquinas Catholic Equity Fund	$52	1.00%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Updated Performance Information Location [Text Block]	Visit https://www.aquinasfunds.com/lkcm-aquinas-catholic-equity-fund/ for recent performance information.
Net Assets	$ 59,543,365
Holdings Count | $ / shares	41
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$59,543,365
Number of Holdings	41
Portfolio Turnover	4%

Holdings [Text Block]

Top Sectors	(% of Net Assets)
Information Technology	32.9%
Industrials	12.7%
Materials	11.5%
Energy	9.2%
Consumer Discretionary	9.1%
Health Care	8.1%
Consumer Staples	6.1%
Communication Services	4.7%
Financials	3.8%
Cash & Other	1.9%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	4.9%
NVIDIA Corp.	4.8%
Alphabet, Inc. - Class A	4.7%
Oracle Corp.	4.5%
Roper Technologies, Inc.	3.8%
Apple Inc.	3.5%
Adobe, Inc.	3.4%
Stryker Corp.	3.2%
American Express Company	3.1%
Zoetis, Inc.	2.9%

Updated Prospectus Web Address	https://www.aquinasfunds.com/applications-documents/